EQUITY (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity 1	125,000
Equity 2	165,289
Equity 3	$ 1,700,000
Equity 4	925,926
Equity 5	$ 5.4
Equity 6	5,000,000
Equity 7	344,353
Equity 8	964,000
Equity 9	5,000,000
Equity 10	10
Equity 11	18
Equity 12	1,934
Equity 13	2,000,000
Equity 14	1,084,895
Equity 15	1.20
Equity 16	223,604
Equity 17	357,627
Equity 18	315,577
Equity 19	684,046
Equity 20	9,000,000
Equity 21	10
Equity 22	18
Equity 23	1,934
Equity 24	641,080
Equity 25	3,800,000
Equity 26	3,000,000
Equity 27	800,000
Equity 28	125,000
Equity 29	1,130,000
Equity 30	125,000
Equity 31	1,100,000
Equity 32	3,000,000
Equity 33	3,000,000
Equity 34	15,900,000
Equity 35	9,000,000
Equity 36	6,900,000
Equity 37	3,000,000
Equity 38	725,000
Equity 39	$ 2,175,000